Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
12. Net Income (Loss) Per Share
The following table sets forth the reconciliation of basic and diluted loss per share for the three and nine months ended September 30, 2023 and 2022 (in thousands except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net (loss) income	$(35,529)	$21,501	$(92,931)	$(5,480)
Premium on redemption of Preferred Stock	(52,645)	—	(52,645)	—

Net (loss) income for basic and diluted (loss) income per share available to common stockholders	$(88,174)	$21,501	$(145,576)	$(5,480)

Weighted average number of shares outstanding - basic	139,808	133,060	141,358	133,049
Effect of dilutive securities	—	223	—	—

Weighted average number of shares and assumed conversions - diluted	139,808	133,283	141,358	133,049
(Loss) income per share
Basic	$(0.63)	$0.16	$(1.03)	$(0.04)
Diluted	$(0.63)	$0.16	$(1.03)	$(0.04)
Basic net income (loss) per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. Premium paid on redemption of Preferred Stock was added to the net loss to arrive at loss available for common stockholders as it represents a dividend to the preferred stockholder. Diluted earnings per share is computed using the weighted average number of Common Stock and, if dilutive, potential Common Stock outstanding during the period. Potential Common Stock consist of the incremental Common Stock issuable upon the exercise of stock options and warrants (using the treasury stock method).
In the computation of net (loss) income per share, treasury shares are not included as part of the outstanding shares.
In accordance with FASB ASC 260,
Earnings Per Share,
Penny Warrants are warrants that would be exercised for no or little consideration and therefore should be included in the calculation of weighted average shares outstanding for purposes of calculating basic and diluted net income (loss) per share. The Closing Penny Warrants become exercisable upon the passage of time and are included in basic and diluted net income (loss) per share from the closing date of September 21, 2023. The Subsequent Penny Warrants are not vested as of the closing date of September 21, 2023 and the vesting is based on the passage of time, the Company’s repayment of the Oramed Note or the occurrence of the Management Sale Trigger Date (as defined therein). Therefore, these Subsequent Penny Warrants are included in the computation for diluted net income per share once all other exercise contingencies are removed except for the passage of time.

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	September 30, 2023	December 31, 2022
Stock options	30,664,877	16,939,093
Public Warrants	6,854,309	6,899,988
Private Warrants	3,613,383	4,104,000
Retainer Shares	4,000,000	—
Convertible Debentures	1,130,907	—

Total	46,263,476	27,943,081

13. Loss Per Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260,
Earnings Per Share
. The Company has two classes of shares, which are referred to as Common Stock and Preferred Stock.
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class
method required for participating securities. Net loss per share has been retrospectively adjusted for all periods presented prior to the Business Combination. The retroactive adjustment is based on the same number of weighted average shares outstanding in each historical period.

For the years ended December 31, 2022, 2021, and 2020, basic loss per share is computed using the two-class
method. The
two-class
method is an earnings allocation formula that determines earnings per share for each class of common stock and participating securities according to dividends or dividend equivalents and participation rights in undistributed earnings. Preferred Stock is not contractually required to share in net losses of the Company.

The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December
31
,
2022
,
2021
, and
2020
(in thou
sands except per share data):

	Year Ended December 31,
	2022	2021	2020
Net loss attributable to Scilex	$(23,364)	$(88,424)	$(47,519)
Net loss attributable to participating securities	$—	$—	$—
Net loss attributable to common stockholders	$(23,364)	$(88,424)	$(47,519)
Weighted average common shares outstanding	134,226	132,858	132,891
Effect of Dilutive Securities	—	—	—

Denominator for Diluted Loss per Share—Adjusted for Dilutive Securities	134,226	132,858	132,891
Basic and Diluted Loss Per Share	$(0.17)	$(0.67)	$(0.36)
The following potentially dilutive outstanding securities were excluded from the comp
utation of
diluted
net loss per share because their effect would have been a
nti-
dilutive for the periods pres
ented
:

	Year Ended December 31,
	2022	2021	2020
Stock options	16,939,093	18,967,724	20,746,432
Public Warrants	6,899,988	—	—
Private Warrants	4,104,000	—	—